LITIGATION AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
LITIGATION AND CONTINGENCIES
LITIGATION AND CONTINGENCIES

General

The Company is involved in various legal proceedings, including product liability, general liability, workers’ compensation liability, employment, commercial and intellectual property litigation, which have arisen in the normal course of operations. The Company is insured for product liability, general liability, workers’ compensation, employer’s liability, property damage and other insurable risk required by law or contract, with retained liability or deductibles. The Company has recorded and maintains an estimated liability in the amount of management’s estimate of the Company’s aggregate exposure for such retained liabilities and deductibles. For such retained liabilities and deductibles, the Company determines its exposure based on probable loss estimations, which requires such losses to be both probable and the amount or range of probable loss to be estimable. The Company believes it has made appropriate and adequate reserves and accruals for its current contingencies and that the likelihood of a material loss beyond the amounts accrued is remote except for those cases disclosed below where the Company includes a range of the possible loss. The Company believes that the outcome of such matters, individually and in the aggregate, will not have a material adverse effect on its consolidated financial position. However, the outcomes of lawsuits cannot be predicted and, if determined adversely, could ultimately result in the Company incurring significant liabilities which could have a material adverse effect on its results of operations.

ERISA, Securities and Stockholder Derivative Lawsuits

The Company has received complaints seeking certification of class action lawsuits in an ERISA lawsuit, a securities lawsuit and a stockholder derivative lawsuit as follows:

•	A consolidated complaint in the ERISA lawsuit was filed in the United States District Court, District of Connecticut on September 20, 2010 and is entitled In Re Terex Corp. ERISA Litigation.

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A consolidated class action complaint for violations of securities laws in the securities lawsuit was filed in the United States District Court, District of Connecticut on November 18, 2010 and is entitled Sheet Metal Workers Local 32 Pension Fund and Ironworkers St. Louis Council Pension Fund, individually and on behalf of all others similarly situated v. Terex Corporation, et al.

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A stockholder derivative complaint for violation of the Securities and Exchange Act of 1934, breach of fiduciary duty, waste of corporate assets and unjust enrichment was filed on April 12, 2010 in the United States District Court, District of Connecticut and is entitled Peter Derrer, derivatively on behalf of Terex Corporation v. Ronald M. DeFeo, Phillip C. Widman, Thomas J. Riordan, G. Chris Andersen, Donald P. Jacobs, David A. Sachs, William H. Fike, Donald DeFosset, Helge H. Wehmeier, Paula H.J. Cholmondeley, Oren G. Shaffer, Thomas J. Hansen, and David C. Wang, and Terex Corporation.

These lawsuits generally cover the period from February 2008 to February 2009 and allege, among other things, that certain of the Company’s SEC filings and other public statements contained false and misleading statements which resulted in damages to the Company, the plaintiffs and the members of the purported class when they purchased the Company’s securities and in the ERISA lawsuit and the stockholder derivative complaint, that there were breaches of fiduciary duties and of ERISA disclosure requirements. The stockholder derivative complaint also alleges waste of corporate assets relating to the repurchase of the Company’s shares in the market and unjust enrichment as a result of securities sales by certain officers and directors. The complaints all seek, among other things, unspecified compensatory damages, costs and expenses. As a result, the Company is unable to estimate a possible loss or a range of losses for these lawsuits. The stockholder derivative complaint also seeks amendments to the Company’s corporate governance procedures in addition to unspecified compensatory damages from the individual defendants in its favor.

The Company believes that the allegations in the suits are without merit, and Terex, its directors and the named executives will continue to vigorously defend against them. The Company believes that it has acted, and continues to act, in compliance with federal securities laws and ERISA law with respect to these matters. Accordingly, on November 19, 2010 the Company filed a motion to dismiss the ERISA lawsuit and on January 18, 2011 the Company filed a motion to dismiss the securities lawsuit. These motions are currently pending before the court. The plaintiff in the stockholder derivative lawsuit has agreed with the Company to put this lawsuit on hold pending the outcome of the motion to dismiss in connection with the securities lawsuit.

Powerscreen Patent Infringement Lawsuit

On December 6, 2010, the Company received an adverse jury verdict in the amount of $15.8 million in a patent infringement lawsuit brought against Powerscreen International Distribution Limited (“Powerscreen”) and Terex by Metso Minerals Inc. (“Metso”) in the United States District Court for the Eastern District of New York. The lawsuit involved a claim by Metso that the folding side conveyor of certain Powerscreen screening plants violated a patent held by Metso in the United States.   Following the verdict, Metso sought additional relief, including, additional damages, attorney’s fees, interest and trebling of all such amounts. On December 9, 2011, a judgment in support of the jury verdict was issued and Metso was awarded certain additional damages, interest and doubling of all such amounts. The Court has yet to calculate the final amount of monetary damages. The Court also issued an injunction preventing marketing or selling of certain models of Powerscreen mobile screening plants with the alleged infringing folding side conveyor design in the United States. These models have been updated with Powerscreen’s new proprietary S range of conveyors. Thus, the judgment and injunction do not affect the continued sale or use of any current model of Powerscreen mobile screening plants.

The Company does not agree that the accused Powerscreen mobile screening plants or their folding conveyor infringe the subject patent held by Metso. These types of patent cases are complex and the Company strongly believes that the verdict is contrary to both the law and the facts. The Company has appealed the verdict and believes that it will ultimately prevail on appeal. The Company does not expect this judgment will have a material impact on its consolidated business or overall operating results. However, the outcomes of lawsuits cannot be predicted and, if determined adversely, could ultimately result in the Company incurring significant liabilities, which could have a material adverse effect on its results of operations.

Post-Closing Dispute with Bucyrus

See Note D – “Discontinued Operations” for further information on the Company’s dispute with Bucyrus regarding the calculation of the value of the net assets of the Mining business.

Other

The Company is involved in various other legal proceedings, including workers’ compensation liability and intellectual property litigation, which have arisen in the normal course of its operations.  The Company has recorded provisions for estimated losses in circumstances where a loss is probable and the amount or range of possible amounts of the loss is estimable.

The Company’s outstanding letters of credit totaled $289.3 million at December 31, 2011.  The letters of credit generally serve as collateral for certain liabilities included in the Consolidated Balance Sheet.  Certain of the letters of credit serve as collateral guaranteeing the Company’s performance under contracts.

The Company has a letter of credit outstanding covering losses related to two former subsidiaries’ workers’ compensation obligations.  The Company has recorded liabilities for these contingent obligations in circumstances where a loss is probable and the amount or range of possible amounts of the loss is estimable.

Credit Guarantees

Customers of the Company from time to time may fund the acquisition of the Company’s equipment through third-party finance companies.  In certain instances, the Company may provide a credit guarantee to the finance company, by which the Company agrees to make payments to the finance company should the customer default.  The maximum liability of the Company is generally limited to its customer’s remaining payments due to the finance company at the time of default.  In the event of customer default, the Company is generally able to recover and dispose of the equipment at a minimum loss, if any, to the Company.

As of December 31, 2011 and 2010, the Company’s maximum exposure to such credit guarantees was $126.4 million and $211.1 million, respectively, including total guarantees issued by Terex Demag GmbH, part of the Cranes segment, of $60.4 million and $113.5 million, respectively; Sichuan Changjiang Engineering Crane Co., Ltd, part of the Cranes segment, of $34.4 million and $53.2 million, respectively; and Genie Holdings, Inc. and its affiliates (“Genie”), part of the AWP segment, of $18.0 million and $31.1 million, respectively. The terms of these guarantees coincide with the financing arranged by the customer and generally do not exceed five years. Given the Company’s position as the original equipment manufacturer and its knowledge of end markets, the Company, when called upon to fulfill a guarantee, generally has been able to liquidate the financed equipment at a minimal loss, if any, to the Company.

There can be no assurance that historical credit default experience will be indicative of future results.  The Company’s ability to recover losses experienced from its guarantees may be affected by economic conditions in effect at the time of loss.

Residual Value and Buyback Guarantees

The Company issues residual value guarantees under sales-type leases.  A residual value guarantee involves a guarantee that a piece of equipment will have a minimum fair market value at a future date.  The maximum exposure for residual value guarantees issued by the Company totaled $13.5 million and $13.4 million as of December 31, 2011 and 2010, respectively.  The Company is generally able to mitigate some of the risk associated with these guarantees because the maturity of the guarantees is staggered, limiting the amount of used equipment entering the marketplace at any one time.

The Company from time to time guarantees that it will buy equipment from its customers in the future at a stated price if certain conditions are met by the customer.  Such guarantees are referred to as buyback guarantees.  These conditions generally pertain to the functionality and state of repair of the machine.  As of December 31, 2011 and 2010, the Company’s maximum exposure pursuant to buyback guarantees was $103.4 million and $102.1 million, respectively, including total guarantees issued by Genie of $45.4 million and $97.4 million, respectively. Included in the December 31, 2011 amount are guarantees issued by entities in the MHPS segment of $54.5 million. The Company is generally able to mitigate some of the risk of these guarantees by staggering the timing of the buybacks and through leveraging its access to the used equipment markets provided by the Company’s original equipment manufacturer status.

See Note A – “Basis of Presentation – Revenue Recognition,” for a discussion of revenue recognition on arrangements with buyback guarantees.

The Company has recorded an aggregate liability within Other current liabilities and Other non-current liabilities in the Consolidated Balance Sheet of approximately $12 million and $19 million as of December 31, 2011 and 2010, respectively, for the estimated fair value of all guarantees provided.

There can be no assurance that the Company’s historical experience in used equipment markets will be indicative of future results.  The Company’s ability to recover losses experienced from its guarantees may be affected by economic conditions in the used equipment markets at the time of loss